10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

NOTE 10: FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

The principal financial assets of the Company consist of cash and restricted cash. The principal financial liabilities of the Company consist of short-term debt, unsecured convertible promissory notes, derivative liability and stock subscription liability.

Fair Value of Financial Instruments

Financial instruments are stated at their fair values. The carrying amounts of the following financial instruments approximate their fair values due to their relatively short maturities: cash and cash equivalents and restricted cash. The fair values of short-term debt, unsecured convertible promissory notes, derivative liability and stock subscription liability are estimated by taking into consideration the Company’s creditworthiness and the market value of the underlying mortgage assets.

The estimated fair values of the Company’s financial instruments were as follow:

	Book Value	Fair Value	Book Value	Fair Value
	December 31, 2016		December 31, 2015
Assets
Cash and cash equivalents	$13,718	$13,718	$385,628	$385,628
Restricted cash	$1,125	$1,125	$—	$—
Liabilities
Current portion of debt	$1,681,989	$1,681,989	$—	$—
Current and non-current portion of unsecured convertible promissory notes, net	$230,583	$230,583	$—	$—
Derivative liability	$7,493,066	$7,493,066	$—	$—
Stock subscription liability	$—	$—	$1,000,000	$1,000,000

Derivative Liabilities

The Company identified conversion features embedded within the unsecured convertible promissory notes issued and its accrued interest (refer to Note 9). The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions.

The fair value of the conversion feature is summarized as follows:

Derivative Liability	Allocated to Debt Discount	Additions	Ending Balance
YP Holdings, LLC (Conversion type 1)	$3,150,000	$2,049,875	$5,199,875
Various financial institutions and third parties (Conversion type 2)	1,454,209	838,982	2,293,191
Balance at December 31, 2016	$4,604,209	$2,888,857	$7,493,066

Derivative Expense	Day One Loss	Gain in Change in Fair Value of Embedded Derivative Liability	Ending Balance
YP Holdings, LLC (Conversion type 1)	$4,471,289	$(321,410)	$4,149,879
Various financial institutions and third parties (Conversion type 2)	970,536	(131,558)	838,978
Year ended December 31, 2016	$5,441,825	$(452,968)	$4,988,857

The Company recorded a day one derivative expense and a change in fair value of embedded derivative liability of $5,441,825 and $452,968, respectively, for the year ended December 31, 2016.

The fair value of the derivative liability was estimated using the Income Approach and the Black Scholes option pricing model. The maturity dates of the unsecured convertible promissory notes range from May 30, 2026 to November 22, 2026. The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2016:

	Commitment Date	Re-measurement Date
Expected dividends:	0%	0%
Expected volatility:	250.12%	250.12%
Expected term:	10 Year	10 Year
Risk free interest rate:	1.46%-2.3%	2.45%

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Inputs that are unobservable.

The following tables present the fair value of Company’s financial instruments and are categorized using the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
December 31, 2016
Assets
Cash and cash equivalents	$13,718	$13,718	$—	$—
Restricted cash	$1,125	$1,125	$—	$—
Liabilities
Current portion of debt	$1,681,989	$—	$1,681,989	$—
Current and non-current portion of unsecured convertible promissory notes, net	$230,583	$—	$230,583	$—
Derivative liability	$7,493,066	$—	$—	$7,493,066
December 31, 2015
Assets
Cash and cash equivalents	$385,628	$385,628	$—	$—
Liabilities
Stock subscription liability	$1,000,000	$—	$1,000,000	$—

The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices, evaluation of the estimated fair market values for the Vessel, which is pledged under the debt, as well as taking into account the Company’s creditworthiness. The fair value of the derivative liability was estimated using the Black Scholes option pricing model for the year ended December 31, 2016. The fair value at the measurement date is equal to the carrying value on the balance sheet.

Interest Rate Risk

Interest rate risk arises on borrowings. Considering its financial position, the Company monitors the interest rate on borrowings closely to ensure that the borrowings are maintained at favorable rates. The interest rates relating to the short-term debt and the unsecured convertible promissory notes are disclosed in Notes 7, 8 and 9

Concentration of Credit Risk

The Company believes that no significant credit risk exists with respect to the Company’s cash due to the spread of this risk among various different banks. Credit risk with respect to trade accounts receivable is reduced by the Company by chartering the Vessel to established charterers.

Cash deposits in excess of amounts covered by FDIC or Eurozone - provided insurance are exposed to loss in the event of non-performance by financial institutions. As of December 31, 2016, the Company does not maintain cash deposits in excess of the provided insurance limits. Deposits in excess of the FDIC insurance amount of $250,000 totaled $385,628 at December 31, 2015.